Income taxes - Rollforward of Net Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability at beginning of period	$ (299,979,693)	$ (291,578,576)	$ (260,873,091)
Movement included in profit or loss	26,969,516	(6,242,079)	(31,828,085)
Movement included in other comprehensive income	(3,900,330)	(2,159,038)	1,122,600
Deferred tax liability at end of period	$ (276,910,507)	$ (299,979,693)	$ (291,578,576)